Recent Accounting Pronouncements and Changes To Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Designated financial liabilities at fair value through profit or loss [abstract]
Gain from fair value transferred from other comprehensive income to reclassified to financial assets	$ 49.4
Gain (loss) on fair value transferred from other comprehensive income to retained earnings	$ 1.0